COMMITMENTS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease payments	$ 745	$ 583	$ 336
Lease office space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	48
Lease office space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 576
Lease warehouse space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2029
Lease warehouse space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 18
Lease warehouse space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 216
Lease factory space [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	Mar. 31, 2027
Lease factory space [member] | Per month [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 19
Lease factory space [member] | Annually [member]
IfrsStatementLineItems [Line Items]
Lease payments	$ 228